Fair value measurements	12 Months Ended
Mar. 31, 2014
Fair Value Disclosures [Abstract]
Fair value measurements
13.	Fair value measurements

As discussed in Note 2, assets and liabilities subject to the accounting guidance for fair value measurements held by Sony are classified and accounted for as described below.

(1)	Assets and liabilities that are measured at fair value on a recurring basis

The following section describes the valuation techniques used by Sony to measure different financial instruments at fair value, including an indication of the level in the fair value hierarchy in which each instrument is generally classified.

Trading securities, available-for-sale securities and other investments

Where quoted prices are available in an active market, securities are classified in level 1 of the fair value hierarchy. Level 1 securities include exchange-traded equities. If quoted market prices are not available for the specific security or the market is inactive, then fair values are estimated by using pricing models, quoted prices of securities with similar characteristics or discounted cash flows and mainly classified in level 2 of the hierarchy. Level 2 securities include debt securities with quoted prices that are traded less frequently than exchange-traded instruments, such as the majority of government bonds and corporate bonds. In certain cases where there is limited activity or less transparency around inputs to the valuation, securities are classified within level 3 of the fair value hierarchy. Level 3 securities primarily include certain hybrid financial instruments and certain private equity investments not classified within level 1 or level 2.

Derivatives

Exchange-traded derivatives valued using quoted prices are classified within level 1 of the fair value hierarchy. However, few classes of derivative contracts are listed on an exchange; thus, the majority of Sony’s derivative positions are valued using internally developed models that use as their basis readily observable market parameters — i.e., parameters that are actively quoted and can be validated to external sources, including industry pricing services. Depending on the types and contractual terms of derivatives, fair value can be modeled using a series of techniques, such as the Black-Scholes option pricing model, which are consistently applied. Where derivative products have been established for some time, Sony uses models that are widely accepted in the financial services industry. These models reflect the contractual terms of the derivatives, including the period to maturity, and market-based parameters such as interest rates, volatility, and the credit rating of the counterparty. Further, many of these models do not contain a high level of subjectivity as the techniques used in the models do not require significant judgment, and inputs to the model are readily observable from actively quoted markets. Such instruments are generally classified within level 2 of the fair value hierarchy.

In determining the fair value of Sony’s interest rate swap derivatives, Sony uses the present value of expected cash flows based on market observable interest rate yield curves commensurate with the term of each instrument. For foreign currency derivatives, Sony’s approach is to use forward contract and option valuation models employing market observable inputs, such as spot currency rates, time value and option volatilities. These derivatives are classified within level 2 since Sony primarily uses observable inputs in its valuation of its derivative assets and liabilities.

The fair value of Sony’s assets and liabilities that are measured at fair value on a recurring basis at March 31, 2013 and 2014 are as follows:

	Yen in millions
	March 31, 2013
					Presentation in the consolidated balance sheets
	Level 1	Level 2	Level 3	Total	Marketable securities	Securities investments and other	Other current assets/ liabilities	Other noncurrent assets/ liabilities
Assets:
Trading securities	278,575	252,212	—	530,787	530,787	—	—	—
Available-for-sale securities
Debt securities
Japanese national government bonds	—	1,220,608	—	1,220,608	24,335	1,196,273	—	—
Japanese local government bonds	—	67,195	—	67,195	61	67,134	—	—
Japanese corporate bonds	—	209,950	2,214	212,164	40,359	171,805	—	—
Foreign corporate bonds	—	422,022	20,752	442,774	96,896	345,878	—	—
Other	—	25,036	—	25,036	98	24,938	—	—
Equity securities	132,447	78	—	132,525	—	132,525	—	—
Other investments*[1]	6,742	3,126	76,892	86,760	—	86,760	—	—
Derivative assets*[2]	—	21,862	—	21,862	—	—	20,713	1,149

Total assets	417,764	2,222,089	99,858	2,739,711	692,536	2,025,313	20,713	1,149

Liabilities:
Derivative liabilities*[2]	—	41,998	—	41,998	—	—	20,322	21,676

Total liabilities	—	41,998	—	41,998	—	—	20,322	21,676

	Yen in millions
	March 31, 2014
					Presentation in the consolidated balance sheets
	Level 1	Level 2	Level 3	Total	Marketable securities	Securities investments and other	Other current assets/ liabilities	Other noncurrent assets/ liabilities
Assets:
Trading securities	348,832	274,835	—	623,667	623,667	—	—	—
Available-for-sale securities
Debt securities
Japanese national government bonds	—	1,244,053	—	1,244,053	24,822	1,219,231	—	—
Japanese local government bonds	—	63,131	—	63,131	1,491	61,640	—	—
Japanese corporate bonds	—	168,240	1,011	169,251	58,661	110,590	—	—
Foreign corporate bonds	—	444,128	6,807	450,935	113,501	337,434	—	—
Other	3,027	28,227	—	31,254	1,134	30,120	—	—
Equity securities	175,931	86	—	176,017	—	176,017	—	—
Other investments*[1]	8,031	3,612	75,837	87,480	—	87,480	—	—
Derivative assets*[2]	—	11,887	—	11,887	—	—	10,863	1,024

Total assets	535,821	2,238,199	83,655	2,857,675	823,276	2,022,512	10,863	1,024

Liabilities:
Derivative liabilities*[2]	—	30,549	—	30,549	—	—	15,155	15,394

Total liabilities	—	30,549	—	30,549	—	—	15,155	15,394

*1	Other investments include certain hybrid financial instruments and certain private equity investments.

*2	Derivative assets and liabilities are recognized and disclosed on a gross basis.

Transfers into level 1 were 1,612 million yen and 6,631 million yen for the fiscal years ended March 31, 2013 and 2014 respectively, as quoted prices for certain trading securities became available in an active market. Transfers out of level 1 were 2,417 million yen and 2,250 million yen for the fiscal years ended March 31, 2013 and 2014 respectively, as quoted prices for certain trading securities were not available in an active market.

The changes in fair value of level 3 assets and liabilities for the fiscal years ended March 31, 2013 and 2014 are as follows:

	Yen in millions
	Fiscal year ended March 31, 2013
	Assets
	Available-for-sale securities			Other investments
	Debt securities
	Japanese corporate bonds	Foreign corporate bonds	Other
Beginning balance	1,513	15,291	309	73,451
Total realized and unrealized gains (losses):
Included in earnings*[1]	—	12	—	5,765
Included in other comprehensive income (loss)*[2]	(2)	2,086	(9)	1,984
Purchases	—	4,701	—	1,836
Settlements	—	(4,100)	—	(2,982)
Transfers into level 3*[3]	703	4,906	—	—
Transfers out of level 3*[4]	—	(2,244)	(300)	—
Other	—	100	—	(3,162)

Ending balance	2,214	20,752	—	76,892

Changes in unrealized gains (losses) relating to instruments still held at reporting date:
Included in earnings*[1]	—	(14)	—	5,765

	Yen in millions
	Fiscal year ended March 31, 2014
	Assets
	Available-for-sale securities		Other investments
	Debt securities
	Japanese corporate bonds	Foreign corporate bonds
Beginning balance	2,214	20,752	76,892
Total realized and unrealized gains (losses):
Included in earnings*[1]	—	335	4,184
Included in other comprehensive income (loss)*[2]	—	15	2,699
Purchases	—	7,199	829
Settlements	—	(6,138)	(8,456)
Transfers into level 3*[3]	—	1,030	—
Transfers out of level 3*[4]	(1,203)	(12,698)	—
Other	—	(3,688)	(311)

Ending balance	1,011	6,807	75,837

Changes in unrealized gains (losses) relating to instruments still held at reporting date:
Included in earnings*[1]	—	(70)	3,755

*1	Earning effects are included in financial services revenue in the consolidated statements of income.

*2	Unrealized gains (losses) are included in unrealized gains (losses) on securities in the consolidated statements of comprehensive income.

*3	Certain corporate bonds were transferred into level 3 because differences between fair value determined by indicative quotes from dealers and internally developed prices became significant and the observability of inputs decreased.

*4	Certain corporate bonds were transferred out of level 3 because quoted prices became available.

Level 3 assets include certain hybrid financial instruments for which the price fluctuates primarily based on the main stock index in Japan (Nikkei index), certain private equity investments, and certain domestic and foreign corporate bonds for which quoted prices are not available in a market and where there is less transparency around inputs. In determining the fair value of such assets, Sony uses third-party information such as indicative quotes from dealers without adjustment. For validating the fair values, Sony primarily uses internal models which include management judgment or estimation of assumptions that market participants would use in pricing the asset.

(2)	Assets and liabilities that are measured at fair value on a nonrecurring basis

Sony also has assets and liabilities that are required to be recorded at fair value on a nonrecurring basis when certain circumstances occur. During the fiscal years ended March 31, 2013 and 2014, such measurements of fair value related primarily to the following:

	During the fiscal year ended March 31, 2013
	Estimated fair value			Amounts included in earnings
	Level 1	Level 2	Level 3
Assets:
Remeasurement of retained investment in M3	128,289	—	—	117,216
Long-lived assets impairments	—	—	3,935	(14,494)

				102,722

	During the fiscal year ended March 31, 2014
	Estimated fair value			Amounts included in earnings
	Level 1	Level 2	Level 3
Assets:
Long-lived assets impairments	—	—	57,236	(72,724)
Goodwill impairment	—	—	0	(13,264)

				(85,988)

Remeasurement of retained investment in M3

During the fiscal year ended March 31, 2013, Sony sold part of its shares in M3 and remeasured the remaining shares to fair value in accordance with the accounting guidance for deconsolidation of a subsidiary. This measurement is classified as level 1 because a quoted price for the shares of M3 is available on the Tokyo Stock Exchange. Refer to Note 5.

Long-lived assets and goodwill impairments

During the fiscal year ended March 31, 2013, Sony recorded impairments related to long-lived assets, mainly in the LCD television business. Refer to Note 19. During the fiscal year ended March 31, 2014, Sony recorded impairments related to long-lived assets, primarily in the battery, disc manufacturing and PC businesses, and goodwill in the disc manufacturing business. Refer to Notes 9 and 19. Sony’s determination of fair value was based on the present value of expected net cash flows using the most recent business plan, including Sony’s decision to exit the PC business, while also taking into consideration prices and other relevant information generated by market transactions involving comparable assets where applicable. These measurements are classified as level 3 because significant unobservable inputs, such as the conditions of the assets or projections of future cash flows, the timing of such cash flows and the discount rate reflecting the risk inherent in future cash flows, were considered in the fair value measurements. A discount rate of 10% and projected revenue growth rates ranging from zero to 15% were used in the fair value measurements related to the long-lived assets for the battery business, and a discount rate of 10% and projected declining revenue rates ranging from (6)% to (13)% were used in the fair value measurements related to the long-lived assets for the disc manufacturing business.

(3)	Financial instruments

The estimated fair values by fair value hierarchy level of certain financial instruments that are not reported at fair value are summarized as follows:

	Yen in millions
	March 31, 2013
	Estimated fair value				Carrying amount
	Level 1	Level 2	Level 3	Total	Total
Assets:
Housing loans in the banking business	—	947,276	—	947,276	860,330

Total assets	—	947,276	—	947,276	860,330

Liabilities:
Long-term debt including the current portion	—	1,221,174	—	1,221,174	1,094,716
Investment contracts included in policyholders’ account in the life insurance business	—	363,634	—	363,634	363,213

Total liabilities	—	1,584,808	—	1,584,808	1,457,929

	Yen in millions
	March 31, 2014
	Estimated fair value				Carrying amount
	Level 1	Level 2	Level 3	Total	Total
Assets:
Housing loans in the banking business	—	1,041,166	—	1,041,166	949,300

Total assets	—	1,041,166	—	1,041,166	949,300

Liabilities:
Long-term debt including the current portion	—	1,315,539	—	1,315,539	1,182,566
Investment contracts included in policyholders’ account in the life insurance business	—	480,012	—	480,012	509,880

Total liabilities	—	1,795,551	—	1,795,551	1,692,446

The summary excludes cash and cash equivalents, call loans, time deposits, notes and accounts receivable, trade, call money, short-term borrowings, notes and accounts payable, trade and deposits from customers in the banking business because the carrying values of these financial instruments approximated their fair values due to their short-term nature. The summary also excludes held-to-maturity securities disclosed in Note 7.

Cash and cash equivalents, call loans and call money are classified in level 1. Time deposits, short-term borrowings, deposits from customers in the banking business are classified in level 2. Held-to-maturity securities, included in marketable securities and securities investments and other in the consolidated balance sheets, primarily include debt securities with quoted prices that are traded less frequently than exchange-traded instruments, such as the majority of government bonds and corporate bonds and are substantially all classified in level 2. The fair values of housing loans in the banking business, included in securities investments and other in the consolidated balance sheets, were estimated based on the discounted future cash flows using interest rates reflecting London InterBank Offered Rate base yield curves with certain risk premiums. The fair values of long-term debt including the current portion and investment contracts included in policyholders’ account in the life insurance business were estimated based on either the market value or the discounted future cash flows using Sony’s current incremental borrowing rates for similar liabilities.